SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies, By Policy [Line Items]
Unaudited Condensed Financial Statements
a.	Unaudited Condensed Financial Statements

The accompanying condensed financial statements are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") for interim financial statements and follow the requirements of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal and recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of March 31, 2026, and the consolidated results of operations, statements of changes in shareholders’ equity  (capital deficiency) and cash flows for the three month period ended March 31, 2026 and 2025.

The consolidated results for the three month ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes of the Company as of and for the year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 17, 2026. The significant accounting policies adopted and used in the preparation of the financial statements are consistent with those of the previous financial year.

Basis of Presentation
a.	Basis of presentation
The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").
Use of estimates
b.	Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect   the amounts reported in the financial statements and accompanying notes. As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value of financial instruments (see Note 8). These estimates and assumptions are based on current facts, future expectations, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates.

b.	Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. As applicable to these financial statements, the most significant estimates and assumptions relate to fair value of financial instruments (see Note 12). These estimates and assumptions are based on current facts, future expectations, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates.

Restricted cash
c.	Restricted cash

As of March 31, 2026 and December 31, 2025, the Company pledged an amount of $58 and $57, respectively in favor of a bank as collateral for guarantees provided to secure operating lease payments.

The Company is required to hold a minimum amount of NIS 86 in its bank account in order to maintain availability of a credit line from its credit card company.

f.	Restricted cash

As of December 31, 2025 and 2024, the Company had pledged amounts of $57, respectively in favor of a bank as collateral for guarantees provided to secure its operating lease payments.

The Company is required to hold a minimum amount of NIS 86 in its bank account in order to maintain availability of a credit line from its credit card company.

The Company includes its restricted cash in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the combined statement of cash flows.

Fair value measurement
d.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.

Level 3	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

i.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.

Level 3	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Concentration of credit risks
e.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and long-term deposits. The Company deposits cash and cash equivalents mostly with four low risk financial institutions. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Functional currency
c.	Functional currency

The Company's operations are currently conducted in Israel and some of the Company's expenses are currently paid in new Israeli shekels (“NIS”) and Euro; however, the markets for the Company's future products are located outside of Israel. Financing activities are conducted in U.S. dollars (“dollars” or "$"). The Company's management believes that the US dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. The functional currency of Silexion Israel is the U.S. dollar, inter alia, in light of the composition of expenses and expected volume of intercompany transactions with the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non- U.S. dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions — exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group.

Cash and cash equivalents
e.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include money market funds, that are not restricted as to withdrawal or use, and short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank balances for which use by the Company is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash. If the contractual restrictions to use the cash extend beyond 12 months after the end of the reporting period, the related amounts are classified as non-current in Balance sheets.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers	33
Office furniture	7-15

Employee rights upon retirement
h.	Employee rights upon retirement

The Company is required to make severance payments upon dismissal of an employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms with all of its employees located in Israel, and pursuant to Section 14 of the Israeli Severance Pay Law, 1963, the Company makes and has been continuously making, since the beginning of employment of each of its current employees, regular deposits, at a rate of 8.33% of their monthly salary, with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full severance pay obligation.

Under these circumstances, the Company is currently relieved from any severance pay liability with respect to each such employee. Neither the liability in respect of these employees nor the credit for the amounts funded are reflected on the Company’s consolidated balance sheets, as the amounts funded are not under the control or management of the Company and the severance pay risks have been irrevocably transferred to the applicable insurance companies.

The amounts of severance payment expenses were $179 and $122 for the years ended December 31, 2025 and 2024, respectively.

Financial instruments issued
j.	Financial instruments issued

When the Company issues freestanding instruments, the Company first analyzes the provisions of ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. If the instrument was not within the scope of ASC 480, the Company further analyzes the provisions of ASC 815-40 in order to determine whether the instrument should be classified within equity or classified as an asset or liability, with subsequent changes in fair value recognized in the statements of operations in each period.

When the Company issued preferred shares, it first considered the provisions of ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the preferred share should be classified as a liability. If the instrument is not within the scope of ASC 480, the Company further analyzed the instrument’s characteristics in order to determine whether it should be classified within temporary equity (mezzanine) or within permanent equity in accordance with the provisions of ASC 480-10-S99. The Company’s redeemable convertible preferred shares were not mandatorily or currently redeemable. However, they included clauses that could constitute as in-substance redemption clauses that were outside of the Company’s control. As such, all shares of redeemable convertible preferred shares had been presented outside of permanent equity. The Redeemable Convertible Preferred Shares were converted into ordinary shares in the framework of the recapitalization transaction as described in Note 1(d).

Contracts over Ordinary Shares
k.	Contracts over Ordinary Shares

Warrants to purchase ordinary shares are not within the scope of ASC 480, and as such the Company further analyzes the provisions of ASC 815-40 in order to determine whether the contract should be classified within equity or classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

Under ASC 815-40, contracts that are not indexed to the Company’s own stock are classified as liabilities recorded at fair value. As such, the Company classifies private warrants (see Note 3(e)) as liabilities and measures them at their fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the private warrants are exercised or expire, or upon reassessment of classification. Similarly, the Company classifies the ELOC Agreement entered into (see Note 3(d)) as a derivative instrument measured at fair value at each reporting period, as settlement provisions under this agreement are not indexed to the Company’s own stock. Other warrants convertible to ordinary shares are considered indexed to the Company’s own stock and meet the conditions for equity classification, and thus are presented within equity.

The Company reassesses the classification of a contract over its own equity under the guidance above at each balance sheet date. If classification changes as a result of events during the reporting period, the Company reclassifies the contract as of the date of the event that caused the reclassification. When a contract over own equity is reclassified from a liability to equity, gains or losses recorded to account for the contract at fair value during the period that the contract was classified as a liability are not reversed, and the contract is marked to fair value immediately before the reclassification.

The effect of Induced exercises of equity-classified warrants that is directly attributable to a proposed or actual equity offering are accounted for as an equity issuance cost.

Promissory Notes
l.	Promissory Notes

Under the Fair Value Option Subsection of ASC Subtopic 825-10, the Company has an irrevocable option to designate certain financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in the statement of operations. The Company designated the Promissory Notes issued as part of the Transactions under the fair value option. See Note 3(a) and 3(b). Fair value gains and losses include interest expenses.

Share-based compensation
m.	Share-based compensation

The Company’s employee and non-employee share-based payment awards are classified as equity awards. The Company accounts for these awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period using the straight-line method.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method based on the multiple-option award approach. Forfeitures are recognized as they occur.
The Company accounts for its non-employees’ equity-classified share-based payment in a similar manner.

Research and development expenses
n.	Research and development expenses

Research and development costs are charged to the statements of operations as incurred. Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of payroll and subcontractors, as well as share-based payments. Advance payments for goods or services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as an expense as the related goods are used or the services are rendered.

Grants received from the Israeli Innovation Authority (“IIA”) for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are included as a deduction from research and development expenses. See Note 7. The Company did not receive any grants during 2025 or 2024.

Leases
o.	Leases

The Company recognizes operating lease payments in the consolidated statements of operations on a straight-line basis over the lease term. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.  ROU assets are initially measured at amounts representing the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The discount rate for the lease is the rate in the lease unless that rate cannot readily determined. As the Company's leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.  During the reporting periods, the Company has only operating leases.

Payments under the Company’s lease arrangements are primarily fixed; however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. The Company elected the practical expedient not to separate lease and non-lease components.The Company has made a policy election not to capitalize leases with a term of 12 months or less.

Loss per share
p.	Loss per share

The Company computes basic loss per share in accordance with ASC Topic 260, Earnings per Share, by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, and fully vested pre-funded options for the Company's ordinary shares at an exercise price of $3.39 or NIS 3.39 per share. The Company considers these shares to be exercised for little to no additional consideration.

Diluted loss per share is computed by considering the potential dilution that could occur upon the exercise of awards granted under share-based compensation plans and equity-classified instruments using the treasury stock method. Impact of liability-classified instruments on diluted loss per share is considered using the if-converted method. Diluted loss per share excludes all dilutive potential ordinary shares if their effect is anti-dilutive.

Prior to the Transactions, the Company calculated loss per share using the two-class method required for participating securities. This method entails allocating income available to ordinary shareholders for the period between ordinary shares and participating securities based on their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its redeemable convertible preferred shares to be participating securities, as the holders of the redeemable convertible preferred shares were entitled to dividends that would be distributed to the holders of ordinary shares on a pro-rata basis, assuming conversion of all redeemable convertible preferred shares into ordinary shares. However, these participating securities did not contractually require the holders to participate in the Company's losses. Consequently, net loss for the applicable periods presented was not allocated to the Company's participating securities.

Income taxes
q.	Income taxes:

1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

2)	Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Concentration of credit risks
r.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and long-term deposits. The Company deposits cash and cash equivalents mostly with four low risk financial institutions. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Impairment of long-lived assets
s.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances indicate the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.
For the years ended December 31, 2025 and 2024, the Company did not recognize an impairment loss for its long-lived assets

Comprehensive Loss
t.	Comprehensive Loss
Comprehensive loss includes no items other than net loss.
Loss Contingencies
u.	Loss Contingencies

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed. As of December 31, 2025, and December 31, 2024, no contingent liabilities have been recognized.

New accounting pronouncements
v.	New accounting pronouncements:

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, the Company has elected to defer compliance with new or revised Accounting Standards Updates (“ASUs”) until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Recently Adopted accounting pronouncements:

1)
In June 2022, the Financial Accounting Standards Board (“FASB”) issued ASU 2022-03 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring its fair value. The ASU also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The ASU also introduces new disclosure requirements for equity securities subject to contractual sales restrictions. The Company adopted the ASU on January 1, 2025 and it did not have a material impact on the Company’s consolidated financial statement.

Recently issued accounting standards not yet adopted:

1)
In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company's disclosures.

2)
In December, 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU will be effective for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option. The Company is in the process of assessing the impacts and method of adoption.

3)
In September 2025, the FASB issued ASU 2025-07 “Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract”. The ASU excludes from the derivative accounting certain non-exchange-traded contracts with contracts with underlying that are based on operations or activities specific to one of the parties to the contract. The ASU is effective for annual periods beginning after December 15, 2026 and interim periods within those annual periods. Early adoption is permitted. The amendment can be applied either prospectively to new contracts entered into on or after the date of adoption or on a modified retrospective basis through cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption. The Company is in the process of evaluating the effects of the ASU on its contracts.

4)
In December 2025, the FASB issued ASU 2025-10, Accounting for Government Grants Received by Business Entities, to amend the guidance in “Government Grants” (Topic 832). The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The guidance is effective for fiscal years beginning after December 15, 2029, including interim periods within those fiscal years. The Company is in the process of assessing the impact on its results of operations, financial position and disclosures, and in particular the impact on future IIA Support Grants (see Note 7).

5)
In December 2025, the FASB issued ASU 2025-11 to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. The Company is in the process of assessing the impacts of the ASU on its interim financial statements.